Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Right-of-Use Assets
(2)	Right-of-use assets as of December 31, 2022 and 2023 are as follows:

		2022
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	886,076	(224,277)	661,799
Buildings		135,290	(60,434)	74,856
Structures		30,879	(6,914)	23,965
Machinery		1,737	(902)	835
Ships		4,151,460	(1,554,597)	2,596,863
Vehicles		35,712	(20,996)	14,716
Others (*)		751,570	(413,479)	338,091

	￦	5,992,724	(2,281,599)	3,711,125

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

		2023
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	937,481	(281,621)	655,860
Buildings		188,017	(97,444)	90,573
Structures		46,573	(9,217)	37,356
Machinery		26,453	(20,510)	5,943
Ships		4,137,168	(1,823,863)	2,313,305
Vehicles		59,208	(33,717)	25,491
Others (*)		646,894	(411,679)	235,215

	￦	6,041,794	(2,678,051)	3,363,743

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

Summary of Changes in Right-of-Use Assets
(3)	Changes in right-of-use assets for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance
		In millions of won
Land	￦	652,795	63,654	(41,260)	—	(13,390)	661,799
Buildings		62,884	42,399	(30,243)	(1,042)	858	74,856
Structures		21,148	4,256	(1,758)	—	319	23,965
Machinery		565	429	(159)	—	—	835
Ships		3,029,219	—	(393,677)	—	(38,679)	2,596,863
Vehicles		13,618	13,475	(8,673)	(962)	(2,742)	14,716
Others		279,168	72,803	(33,298)	(834)	20,252	338,091

	￦	4,059,397	197,016	(509,068)	(2,838)	(33,382)	3,711,125

		2023
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance
		In millions of won
Land	￦	661,799	2,696	(57,461)	(126)	48,952	655,860
Buildings		74,856	24,622	(32,591)	(904)	24,590	90,573
Structures		23,965	49	(2,471)	(273)	16,086	37,356
Machinery		835	—	(94)	—	5,202	5,943
Ships		2,596,863	199,538	(382,298)	—	(100,798)	2,313,305
Vehicles		14,716	21,097	(10,464)	(1,008)	1,150	25,491
Others		338,091	13,860	(51,138)	(302)	(65,296)	235,215

	￦	3,711,125	261,862	(536,517)	(2,613)	(70,114)	3,363,743

Summary of Lease liabilities
(4)	Lease liabilities as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Less than 1 year	￦	639,756	641,525
1 ~ 5 years		2,047,584	1,898,846
More than 5 years		1,925,012	1,694,729

		4,612,352	4,235,100
Less: Discount		(449,209)	(427,220)

Present value of lease payment	￦	4,163,143	3,807,880

Summary of Liquidity Classification of Lease Liabilities
(5)	The details of the liquidity classification of lease liabilities as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Current lease liabilities	￦	614,037	612,765
Non-current lease liabilities		3,549,106	3,195,115

	￦	4,163,143	3,807,880

Summary of Changes in lease liabilities
(6)	Changes in lease liabilities for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Increase	Decrease	Interest expenses	Others(*)	Ending balance
		In millions of won
Lease liabilities	￦	4,410,503	109,019	(654,236)	91,590	206,267	4,163,143

(*)	Including translation effect of foreign currency lease liabilities and others.

		2023
		Beginning balance	Increase	Decrease	Interest expenses	Others(*)	Ending balance
		In millions of won
Lease liabilities	￦	4,163,143	253,495	(661,665)	87,426	(34,519)	3,807,880

(*)	Including translation effect of foreign currency lease liabilities and others.

Summary of Details of Expense Relating to Lease Contracts As Lessee
(7)	Details of expense relating to lease contracts as lessee for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Depreciation of right-of-use assets	￦	509,068	536,517
Interest expenses of lease liabilities		91,590	87,426
Leases expenses for short-term leases		235,473	172,711
Leases expenses for leases of low-value assets		3,147	4,659
Variable lease payments		112,158	62,006

	￦	951,436	863,319

Summary of Profit and Loss Related To Finance Lease
(2)	Profit and loss related to finance lease for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Finance income on the net investment in the lease	￦	122,355	118,695

Summary of Maturity Analysis of Finance Lease Payments Receivable
(3)	Maturity analysis of the lease payments receivable and reconciliation of the undiscounted lease payments to the net investment in the lease as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Less than 1 year	￦	181,930	189,779
1 ~ 2 years		169,693	182,743
2 ~ 3 years		166,787	179,428
3 ~ 4 years		166,196	178,074
4 ~ 5 years		166,965	168,221
More than 5 years		1,527,093	1,408,350

		2,378,664	2,306,595
Less: Unearned finance income		(1,139,274)	(1,057,434)

Net investment in the lease (*)	￦	1,239,390	1,249,161

(*)	Including the present value of unguaranteed residual value amounting to ￦22,910 million and ￦25,521 million, as of December 31, 2022 and 2023, respectively.

Summary of Changes in Allowance For Doubtful Accounts of Finance Lease Receivables
(4)	Changes in the allowance for doubtful accounts of finance lease receivables for the years ended December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Beginning balance	￦	768	4,505
Bad debt expense		3,737	751

Ending balance	￦	4,505	5,256